Investments In And Loan Receivables From Affiliated Companies (Schedule Of Financial Information Of Affiliated Companies) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Revenues	¥ 1,167,628	¥ 1,008,019	¥ 933,685
Cost of revenues	848,149	735,836	678,653
Net income	81,149	66,019	61,108
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Revenues	229,033	231,133	222,694
Cost of revenues	167,925	167,905	162,836
Net income	¥ 3,077	¥ 3,038	¥ 1,442